Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Income (loss)	$ (8,145)	$ 7,086
Adjustments for:
Depreciation and amortization	501	352
Gains from Short term cash deposits	(87)	(74)
Share-based compensation to employees and consultants	1,055	954
Exchange differences on cash and cash equivalents	727	13
Financial Income related to financial instruments		(28)
Changes in operating asset and liability items:
Decrease in trade receivables	261	553
Decrease (increase) in inventories	(275)	322
Increase in other receivables	(170)	(740)
Decrease in operating right of use assets	220	188
Decrease in trade payables	(274)	(100)
Decrease in lease liabilities	(643)	(272)
Decrease in accrued liabilities and other payables	(305)	(309)
Decrease in deferred revenues	(32)	(207)
Net cash provided by (used in) operating activities	(7,167)	7,738
Cash flows from investing activities:
Capitalization of intangible assets	(12)	(82)
Purchase of property and equipment	(678)	(365)
Repayment of a short term deposits	50,238
Investment in short term deposits	(20,000)	(30,000)
Net cash provided by (used in) investing activities	29,548	(30,447)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants less issuance expenses		32,743
Exercise of options and warrants into shares	1,474	4,128
Net cash provided by financing activities	1,474	36,871
Exchange differences on cash and cash equivalents and restricted deposits	(727)	(13)
Net increase in cash and cash equivalents and restricted deposits	23,128	14,149
Cash and cash equivalents and restricted deposits at the beginning of the year	13,374	3,526
Cash and cash equivalents and restricted deposits at the end of the year	36,502	17,675
A. Supplementary information on investing and financing activities not involving cash flows:
Obtaining right of use assets in exchange for a lease liability	59	184
Classification of issuance costs liability to equity		50
B. Reconciliation of Cash, cash equivalents and restricted cash at the end of the year
Cash and cash equivalents	36,290	17,485
Restricted deposits (including long term)	212	190
Total cash and cash equivalents and restricted deposits	$ 36,502	$ 17,675